Share-based Compensation	6 Months Ended
Sep. 30, 2024
Share-Based Payment Arrangement [Abstract]
Share-based Compensation
9 - Share-based Compensation
Share-based Compensation
RSUs and performance share units (“PSUs”) were granted to employees, certain executive officers, and non-executive directors of the Company and require continuous service through the vesting date.
The Company expenses share-based compensation over the requisite service period of the awards, which is generally equivalent to the vesting term. Compensation cost is recorded only for those awards expected to vest.
The fair value of RSUs is determined on the date of grant for equity-classified awards.
The Company estimates forfeitures based on employee level, economic conditions, time remaining to vest and historical forfeiture experience.
During the six months ended September 30, 2024, the Company has granted PSUs for the first time, with Relative Total Shareholder Return (“TSR”) as the performance measure under the Omnibus Incentive Plan (as defined below). PSUs granted with TSR as the performance measure are measured over the full three-year performance period relative to the S&P 500 IT Sector Index and have the potential to vest between 0% and 200% of the original award amount depending on the relative TSR achievement. To determine the grant date fair value of the awards with TSR-based performance measures, a Monte Carlo simulation model is used. We recognize compensation expense for the market-based TSR awards over the requisite service period based on the grant date fair value.
Employee Stock Purchase Plan
In August 2024 and September 2024, the Company’s Board of Directors adopted and the Company’s shareholders approved, respectively, the Company’s 2024 Employee Stock Purchase Plan (the “ESPP”). The maximum number of shares that may be granted under the ESPP is equal to the number of shares available for issuance under the Omnibus Incentive Plan, and each share granted under the ESPP reduces the number of shares available for issuance under the Omnibus Incentive Plan and its sub-plans by one share.
The ESPP provides for one or more offering periods, and each offering will be for any period of between six and 24 calendar months as determined by the Remuneration Committee of the Company’s Board of Directors (the “Remuneration Committee”). Subject to any limitations contained therein, the ESPP allows eligible employees to purchase the Company’s ordinary shares or ADSs through payroll deductions of up to 10% of eligible compensation, subject to a cap of $25,000 per year (as calculated based on applicable tax rules). Eligible employees may be granted ESPP options to acquire ordinary shares or ADSs at a fixed price, which may be set at a discount of up to 15% of the lesser of (1) the fair market value of the ordinary shares or ADSs on the day before the offering period start date or (2) the fair market value of the ordinary shares or ADSs on the day before the purchase date at the end of the offering period. Employees may withdraw from the ESPP during specified periods and receive a full refund of accumulated payroll contributions. Employees who cease working at the Company during an offering period are treated as withdrawing from the ESPP.
The Company expects the first purchase period under the ESPP to commence during the fiscal year ending March 31, 2025. As of September 30, 2024, no ordinary shares or ADSs have been purchased under the ESPP.
Restricted Share Units – 2022 Arm Limited RSU Award Plan (“2022 RSU Plan”)
The table below identifies the award activity under the 2022 RSU Plan:

(in millions, except per share amounts)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	23	$42.30
Granted	1	$91.43
Vested	(10)	$42.54
Cancelled and forfeited	(2)	$41.36
Outstanding and expected to vest as of September 30, 2024	12	$44.23
(1)    Awards and weighted average grant date per share exclude shares related to certain executive awards that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
As of September 30, 2024, there was $480.6 million total unrecognized compensation cost related to awards issued under the 2022 RSU Plan which are expected to be recognized over a weighted-average period of 0.7 years.
Omnibus Incentive Plan
In August 2023, the Company’s Board of Directors adopted the Omnibus Incentive Plan (the “Omnibus Incentive Plan”) which became effective in September 2023. The maximum number of ordinary shares that may be issued under the Omnibus Incentive Plan is equal to the sum of (i) 20,500,000 ordinary shares and (ii) an annual increase on April 1 of each year beginning on April 1, 2024 and ending on April 1, 2028, equal to the lesser of (A) 2% of the aggregate number of ordinary shares outstanding on March 31 of the immediately preceding fiscal year and (B) such smaller number of ordinary shares as determined by the Company’s Board of Directors or the Remuneration Committee. No more than 20,500,000 ordinary shares may be issued under the Omnibus Incentive Plan upon the exercise of incentive stock options.
In October 2023, the Company started to grant RSUs and PSUs under the Omnibus Incentive Plan to employees, including executives of the Company. The RSUs and PSUs granted neither carry rights to dividends nor voting rights until the shares are issued or transferred to the recipient. The Omnibus Incentive Plan allows for either cash or share settlement of the awards by tranche, if applicable, at the discretion of the Remuneration Committee. At the time of issuance, the Company intended to settle the RSUs and PSUs in shares at the vesting date and such awards are accounted for as equity-classified awards. The RSUs were granted to existing employees and new hires of the Company and its subsidiaries, Arm Israel and Arm France SAS and vest in tranches, require continuous service through the vesting date and are subject to graded vesting over a period of three to four years. RSUs granted to employees and new hires of subsidiaries in Israel and France substantially share the same terms as the existing RSUs under the 2022 RSU Plan with differences limited to the vesting schedules and holding period for France. Awards were granted to executives of the Company and include a portion that vests over a three-year continuous service period, a portion that is subject to continuous service and satisfaction of certain Company performance conditions, and another portion that is subject to continuous service and to TSR measured over the full three-year performance period relative to the S&P 500 IT Sector Index. The time-based portion of the RSUs vest over a three-year period. The portion of the PSUs that are subject to continuous service and satisfaction of certain Company performance conditions vest upon the satisfaction of performance metrics as established for each one-year performance period and have the potential to vest between 0% and 200% of the original award amount depending on the achievement of annual performance metrics. The portion of the PSUs that are subject to continuous service and are measured over the full three-year performance period to relative TSR have the potential to vest between 0% and 200% of the original award amount depending on the relative TSR achievement.
The table below identifies all award activity under the Omnibus Incentive Plan:

(in millions, except per share amounts)	Awards (1)	Weighted Average Grant Date Fair Value Per Award (1)
Outstanding as of March 31, 2024	2	$68.13
Granted	10	$119.32
Vested	(1)	$56.53
Cancelled and forfeited	—	$111.43
Outstanding and expected to vest as of September 30, 2024	11	$113.20
(1)    Awards and weighted average grant date per share exclude shares related to PSUs that currently have no grant date as the future performance objectives have not yet been defined and/or communicated to participants of the plan.
As of September 30, 2024, there was $1,065.5 million total unrecognized compensation cost related to awards issued under the Omnibus Incentive Plan, which is expected to be recognized over a weighted-average period of 1.6 years.
Share-based Compensation Cost
A summary of share-based compensation cost recognized in the Condensed Consolidated Income Statements is as follows:

	Three Months Ended September 30,		Six Months Ended September 30,
(in millions)	2024	2023	2024	2023
Cost of sales	$7	$20	$13	$26
Research and development	154	349	283	452
Selling, general and administrative	57	149	104	198
Pre-tax share-based compensation cost	$218	$518	$400	$676
Less: income tax effect	30	41	42	70
Net share-based compensation cost	$188	$477	$358	$606
No share-based compensation cost was capitalized for the three and six months ended September 30, 2024 and 2023.